DEBENTURES - Summary (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2021 BRL (R$) instrument	Dec. 31, 2020 BRL (R$)
DEBENTURES
Total Debentures	R$ 2,929,907	R$ 2,902,417
Current debentures	1,531,956	7,463
Non-current debentures	R$ 1,397,951	2,894,954
14th
DEBENTURES
Quantity Issued | instrument	20,000
Quantity Held in treasury | instrument	20,000
15th
DEBENTURES
Quantity Issued | instrument	1,500,000
Total Debentures	R$ 1,513,958	1,500,985
16th - A
DEBENTURES
Quantity Issued | instrument	600,000
Total Debentures	R$ 607,031	600,759
16th - B
DEBENTURES
Quantity Issued | instrument	800,000
Total Debentures	R$ 808,918	R$ 800,673